INTANGIBLE ASSETS (Details 1) - USD ($)	Sep. 30, 2016	Dec. 31, 2015
Finite-Lived Intangible Assets [Line Items]
Balance 2016	$ 1,047,000	$ 3,989,000
2017	3,642,000	3,568,000
2018	1,754,000	1,680,000
2019	738,000	664,000
2020	738,000	664,000
2021 and thereafter	1,684,000	1,338,000
Finite-Lived Intangible Assets, Net, Total	$ 9,603,000	$ 11,903,000